Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses
Prepaid expenses	R$ 669,609	R$ 562,141
Advertisements not released (i)	11,814	20,331
Rentals and insurance	89,791	83,603
Incremental costs for obtaining contracts with customers (ii)	215,250	188,269
Contractual prepaid expenses (iii)	324,561	251,181
Other	28,193	18,757
Current portion	(329,362)	(280,851)
Non-current portion	R$ 340,247	R$ 281,290